Long-term debt and capital lease obligations - Long-term debt and capital lease obligations (Details) - EUR (€)	Mar. 31, 2018	Dec. 31, 2017
Long-term Debt and Capital Lease Obligations.
Total long-term debt and capital lease obligations	€ 6,669,533,000	€ 6,678,407,000
Less current portion	(872,508,000)	(883,535,000)
Long-term debt and capital lease obligations, less current portion	5,797,025,000	5,794,872,000
Amended 2012 credit agreement
Long-term Debt and Capital Lease Obligations.
Total long-term debt and capital lease obligations	2,079,048,000	2,017,952,000
Bonds
Long-term Debt and Capital Lease Obligations.
Total long-term debt and capital lease obligations	3,736,039,000	3,810,483,000
Convertible Bonds
Long-term Debt and Capital Lease Obligations.
Total long-term debt and capital lease obligations	388,546,000	386,984,000
Accounts Receivable Facility
Long-term Debt and Capital Lease Obligations.
Total long-term debt and capital lease obligations	295,273,000	293,673,000
Capital lease obligations
Long-term Debt and Capital Lease Obligations.
Total long-term debt and capital lease obligations	36,277,000	37,704,000
Other
Long-term Debt and Capital Lease Obligations.
Total long-term debt and capital lease obligations	€ 134,350,000	€ 131,611,000